EQUITY (Details Narrative) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 11, 2017	Aug. 18, 2016	Dec. 31, 2015
Number of revised authorized shares capital stock (in shares)		608,374,525		608,374,525				551,847,819
Transactions with non-controlling interest		$ 91,147		$ 88,644
Cost of Issuance and Placement of Shares [Member]
Capital reserve	[1]	(4,793)		(4,793)
Increase (decrease) by transfers and other changes					[1],[2]
Number of Shares [Member]
Number of shares subscribed and paid capital (in shares)		606,407,693	[3]	606,407,693				545,547,819
Increase (decrease) by transfers and other changes (in shares)		10,282		10,282	[4]
Movement Value of Shares [Member]
Capital reserve					[5]
Increase (decrease) by transfers and other changes		$ 156		$ 156	[4],[5]
Common/Ordinary Shares [Member]
Number of shares subscribed and paid capital (in shares)		606,407,693		606,407,693
Value of shares subscribed and paid capital		$ 3,146,265		$ 3,149,564
Number of shares issued (in shares)							61,316,424
Number of shares placed (in shares)		60,849,592
Number of revised authorized shares capital stock (in shares)		608,374,525		61,316,424
Number of shares pending of subscription and payment (in shares)		1,966,832		4,789,718
Number of shares allocated for stock option plan (in shares)		1,500,000
Number of balances shares for placement of the last capital increase (in shares)		466,832
Number of previously authorized shares capital stock (in shares)				613,164,243
Number of shares for subscription and payment expired (in shares)		30,499,685		4,789,718
Lan Pax Group S.A. and Subsidiaries [Member] | Holdco I S.A [Member]
Transactions with non-controlling interest		$ (21,526)
Lan Pax Group S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
Transactions with non-controlling interest		(3,480)
Inversiones Lan S.A. and Subsidiaries [Member] | Aerovias de Integracion Regional Aires [Member]
Transactions with non-controlling interest		(20)
TAM S.A. and Subsidiaries [Member]
Number of balances shares for placement of the last capital increase (in shares)						210,000
TAM S.A. and Subsidiaries [Member] | Aerolinhas Brasileiras S.A. [Member]
Transactions with non-controlling interest		$ (885)

[1]	Decrease of capital by capitalization of reserves for cost of issuance and placement of shares established according to Extraordinary Shareholder's Meetings, where such decreases were authorized.
[2]	In January 2014, these 10,282 shares were placed and charged to the Compensation plan 2011 (See Note 34 (a.1))
[3]	At December 31, 2017, the difference between authorized shares and fully paid shares are 1,966,832 shares, of which 1,500,000 correspond to compensation plans for executives of LATAM Airlines Group S.A. and subsidiaries (see Note 34(a.2)) and 466,832 correspond to the shares issued and unsubscribed from the capital increase approved at the Extraordinary Shareholders Meeting held on August 18, 2016.
[4]	These 10,282 shares were placed in January 2014 and charged to the Compensation plan 2011 (See Note 34 (a.1))
[5]	Amounts reported represent only those arising from the payment of the shares subscribed.